Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 53,370	$ 25,469
Prepaid expenses and deposits	2,460	1,479
Total current assets	55,830	26,948
Non-current assets:
Property, plant and equipment, net	307	245
Right-of-use assets, net	813	867
Patent rights, net	1,863	1,778
Total non-current assets	2,983	2,890
Total assets	58,813	29,838
Current liabilities:
Accounts payable and accrued liabilities	3,022	4,528
Current portion of lease liabilities	183	166
Note payable	2,044	1,885
Warrant derivative liability	23,649	36,317
Total current liabilities	28,898	42,896
Long-term lease liabilities	704	751
Total Liabilities	29,602	43,647
Shareholders' equity (deficiency)
Share capital	259,492	214,148
Warrant reserve	13,385	1,671
Contributed surplus	10,157	9,401
Deficit	(253,823)	(239,029)
Shareholders' equity (deficiency)	29,211	(13,809)
Total liabilities and equity (deficiency)	$ 58,813	$ 29,838